Gain on Sale of a Business - Schedule of Net Assets Derecognized (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Total Assets	$ 18,044	$ 17,841
Lease liabilities	(382)	(345)
Total Liabilities	$ (6,893)	(7,881)
Discontinued Operations - Tampines, Singapore Facility
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment		83
Inventories		43
Total Assets		126
Lease liabilities		(47)
Other current and non-current liabilities		(88)
Total Liabilities		(135)
Net Liabilities		$ (9)